INCOME TAXES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Asset Valuation Allowance, Variable Interest Entities [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	$ 60	$ 108
Deferred Tax Asset Valuation Allowance, Foreign Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	12	20
Deferred Tax Asset Valuation Allowance, Federal State And Local Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	84	100
Deferred Tax Asset Valuation Allowance, Other Future US State Temporary Differences Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount		8
Deferred Tax Asset Valuation Allowance, Expected To Be Released State Of Louisiana [Member] | Maximum [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	25
Deferred Tax Asset Valuation Allowance, Expected To Be Released State Of Louisiana [Member] | Minimum [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	$ 20